Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Summary of Intangible Assets and Goodwill

2020	$ million
	Goodwill	LNG off-take and sales contracts	Software	Other		Total
Cost
At January 1	14,973	10,211	2,958	3,908		32,050
Additions	247	—	133	1,448		1,828
Sales, retirements and other movements	(64)	(181)	(77)	(637)		(959)
Currency translation differences	57	—	100	94		251
At December 31	15,213	10,030	3,114	4,813		33,170
Depreciation, depletion and amortisation, including impairments
At January 1	768	4,014	2,524	1,258		8,564
Charge for the year [A]	276	835	156	695		1,962
Sales, retirements and other movements	—	(181)	(129)	9		(301)
Currency translation differences	18	—	76	29		123
At December 31	1,062	4,668	2,627	1,991		10,348
Carrying amount at December 31	14,151	5,362	487	2,822	[B]	22,822
[A] Includes $787 million related to impairments, of which $472 million in 'Other' related to Integrated Gas. (See Note 8)
[B] Includes $1,013 million related to emission certificates held for compliance purposes. (See Note 29)

2019	$ million
	Goodwill	LNG off-take and sales contracts	Software	Other	Total
Cost
At January 1	14,338	10,365	2,910	3,482	31,095
Additions	674	—	137	449	1,260
Sales, retirements and other movements	(46)	(154)	(100)	(22)	(322)
Currency translation differences	7	—	11	(1)	17
At December 31	14,973	10,211	2,958	3,908	32,050
Depreciation, depletion and amortisation, including impairments
At January 1	622	3,293	2,425	1,169	7,509
Charge for the year [A]	135	876	176	178	1,365
Sales, retirements and other movements	(1)	(155)	(87)	(85)	(328)
Currency translation differences	12	—	10	(4)	18
At December 31	768	4,014	2,524	1,258	8,564
Carrying amount at December 31	14,205	6,197	434	2,650	23,486
[A] Includes $143 million related to impairments.